Assets Held and Liability for Employees' Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets Held and Liability for Employees' Severance Benefits [Abstract]
Severance costs	$ 432	$ 578	$ 382